HENDERSON GLOBAL FUNDS

                          HENDERSON EUROPEAN FOCUS FUND
                       HENDERSON GLOBAL EQUITY INCOME FUND
                       HENDERSON GLOBAL OPPORTUNITIES FUND
                        HENDERSON GLOBAL TECHNOLOGY FUND
                     HENDERSON INDUSTRIES OF THE FUTURE FUND
                   HENDERSON INTERNATIONAL OPPORTUNITIES FUND
                         HENDERSON JAPAN-ASIA FOCUS FUND
                                  (the "Funds")

                         Supplement dated April 15, 2009
          to the Prospectus dated November 30, 2008 (the "Prospectus")

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 20, 2009, the Monarch Daily Assets Cash Fund (the "Monarch Fund") is no longer available as an exchange option. The Board of Trustees of the Monarch Fund approved a plan to liquidate and terminate the Monarch Fund. The last date to place orders to exchange shares of the Monarch Fund for shares of the Funds is April 24, 2009. On or about April 27, 2009, the Monarch Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed all of their shares. Once the distribution is complete, the Monarch Fund will terminate. Please review the Monarch Fund's current prospectus for additional details.

Effective April 20, 2009, the Henderson Money Market Fund will be available as an exchange option for shareholder of the Funds and all references in the Prospectus to the Monarch Fund will be removed. Existing shareholders of the Monarch Fund or the intermediaries through which shares are held must take affirmative action to exchange their shares from the Monarch Fund into the Henderson Money Market Fund. Please review the Henderson Money Market Fund Prospectus for additional details regarding the Henderson Money Market Fund.

Effective March 31, 2009, the following is added to the end of the "Description of Share Classes" section on page thirty-six of the Prospectus:

         CONVERSION FEATURE

         If your shares are held through a financial intermediary offering a fee-based or wrap fee program, you may be able to convert your shares to a different share class of the same Fund that has a lower expense ratio provided your financial intermediary has an agreement with the Adviser or the Distributor specific for this purpose. In such instance, your shares may be automatically converted under certain circumstances. Generally, Class B and Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

         If your shares of a Fund are converted to a different share class of the same Fund, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's net asset values. Your total value of the initially held shares, however, will equal the total value of the converted shares. Please contact your financial intermediary regarding the tax consequences of any conversion.

This change replaces the information in the supplement dated March 23, 2009 in its entirety.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

                             HENDERSON GLOBAL FUNDS

                         HENDERSON WORLDWIDE INCOME FUND
                                  (the "Fund")

                         Supplement dated April 15, 2009
          to the Prospectus dated November 30, 2008 (the "Prospectus")

                                IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective April 20, 2009, the Monarch Daily Assets Cash Fund (the "Monarch Fund") is no longer available as an exchange option. The Board of Trustees of the Monarch Fund approved a plan to liquidate and terminate the Monarch Fund. The last date to place orders to exchange shares of the Monarch Fund for shares of the Fund is April 24, 2009. On or about April 27, 2009, the Monarch Fund will liquidate its assets and distribute cash pro rata to all remaining shareholders who have not previously redeemed all of their shares. Once the distribution is complete, the Monarch Fund will terminate. Please review the Monarch Fund's current prospectus for additional details.

Effective April 20, 2009, the Henderson Money Market Fund will be available as an exchange option for shareholder of the Fund and all references in the Prospectus to the Monarch Fund are removed. Existing shareholders of the Monarch Fund or the intermediaries through which shares are held must take affirmative action to exchange their shares from the Monarch Fund into the Henderson Money Market Fund. Please review the Henderson Money Market Fund Prospectus for additional details regarding the Henderson Money Market Fund.

Effective March 31, 2009, the following is added to the end of the "Description of Share Classes" section on page eighteen of the Prospectus:

         CONVERSION FEATURE

         If your shares are held through a financial intermediary offering a fee-based or wrap fee program, you may be able to convert your shares to a different share class of the Fund that has a lower expense ratio provided your financial intermediary has an agreement with the Adviser or the Distributor specific for this purpose. In such instance, your shares may be automatically converted under certain circumstances. Generally, Class B and Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.

         If your shares of the Fund are converted to a different share class of the Fund, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day's net asset values. Your total value of the initially held shares, however, will equal the total value of the converted shares. Please contact your financial intermediary regarding the tax consequences of any conversion.

            PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.